Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.3%
96,635	iShares 20+ Year Treasury Bond ETF	$13,089,211	2.0
61,241	iShares Russell 2000 ETF	13,530,587	2.0
85,693	Vanguard S&P 500 ETF	31,217,960	4.6
293,103	Vanguard Value ETF	38,531,320	5.7

	Total Exchange-Traded Funds
	(Cost $77,759,183)	96,369,078	14.3

MUTUAL FUNDS: 85.6%
	Affiliated Investment Companies: 85.6%
3,341,616	Voya High Yield Bond Fund - Class R6	26,732,925	4.0
3,871,576	Voya Intermediate Bond Fund - Class R6	39,683,650	5.9
328,485	Voya Large-Cap Growth Fund - Class R6	18,362,322	2.7
3,210,582	Voya Multi-Manager Emerging Markets Equity Fund - Class I	48,030,302	7.1
5,813,631	Voya Multi-Manager International Equity Fund - Class I	79,239,792	11.7
5,757,126	Voya Multi-Manager International Factors Fund - Class I	60,737,679	9.0
1,282,730	Voya Multi-Manager Mid Cap Value Fund - Class I	14,058,726	2.1
1,019,234	Voya U.S. High Dividend Low Volatility Fund - Class R6	13,892,157	2.0
4,469,219	Voya U.S. Stock Index Portfolio - Class I	89,786,617	13.3
2,204,476	VY® BrandywineGLOBAL - Bond Portfolio - Class I	26,563,940	3.9
1,545,573	VY® Columbia Contrarian Core Portfolio - Class I	34,543,555	5.1
631,465	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	13,304,969	2.0
2,086,568	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	68,773,295	10.2
862,815	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	13,123,410	1.9
288,487	VY® T. Rowe Price Growth Equity Portfolio - Class I	31,753,769	4.7

	Total Mutual Funds
	(Cost $489,877,736)	578,587,108	85.6

	Total Investments in Securities (Cost $567,636,919)	$674,956,186	99.9
	Assets in Excess of Other Liabilities	451,656	0.1
	Net Assets	$675,407,842	100.0

(1)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$96,369,078	$–	$–	$96,369,078
Mutual Funds	578,587,108	–	–	578,587,108
Total Investments, at fair value	$674,956,186	$–	$–	$674,956,186

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$26,737,499	$1,213,634	$(886,036)	$(332,172)	$26,732,925	$357,348	$103,413	$-
Voya Intermediate Bond Fund - Class R6	39,907,631	3,313,385	(1,961,320)	(1,576,046)	39,683,650	313,158	17,579	-
Voya Large-Cap Growth Fund - Class R6	18,293,169	843,227	(519,699)	(254,375)	18,362,322	-	160,547	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	40,580,520	8,158,042	(1,520,146)	811,886	48,030,302	-	415,507	-
Voya Multi-Manager International Equity Fund - Class I	79,754,301	845,198	(2,845,726)	1,486,019	79,239,792	-	1,072,840	-
Voya Multi-Manager International Factors Fund - Class I	59,602,838	1,524,526	(2,206,983)	1,817,298	60,737,679	-	19,279	-
Voya Multi-Manager Mid Cap Value Fund - Class I	13,439,801	109,048	(1,114,272)	1,624,149	14,058,726	-	126,583	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	13,097,236	1,567,052	(1,694,642)	922,511	13,892,157	-	160,577	-
Voya U.S. Stock Index Portfolio - Class I	86,658,039	1,871,769	(3,227,709)	4,484,518	89,786,617	-	743,242	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	26,562,282	944,354	(909,079)	(33,617)	26,563,940	-	80,370	-
VY® Columbia Contrarian Core Portfolio - Class I	33,418,763	458,799	(1,234,199)	1,900,192	34,543,555	-	420,289	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	8,151,704	5,666,618	(1,438,299)	924,946	13,304,969	-	528,151	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	66,889,052	1,836,732	(2,361,672)	2,409,183	68,773,295	-	352,332	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	13,343,679	272,963	(354,204)	(139,028)	13,123,410	-	140,520	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	31,547,323	733,056	(1,078,962)	552,352	31,753,769	-	275,826	-
	$557,983,837	$29,358,403	$(23,352,948)	$14,597,816	$578,587,108	$670,506	$4,617,055	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $575,561,590.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$111,116,597
Gross Unrealized Depreciation	(11,722,001)
Net Unrealized Appreciation	$99,394,596